Shareholder Report, Line Graph (Details) 195744_Convergence Long-Short Equity ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Convergence Long/Short Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Convergence Long/Short Equity ETF NAV
Accumulated Value	$ 26,749	$ 19,166	$ 17,224	$ 16,822	$ 13,116	$ 14,208	$ 13,567	$ 12,598	$ 10,604	$ 10,000	$ 31,332
Bloomberg US 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 3000 Total Return Index
Accumulated Value	32,731	24,382	21,635	24,412	19,248	16,141	13,977	13,250	10,836	10,000	$ 37,213
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	$ 32,784	$ 24,378	$ 21,648	$ 24,270	$ 19,210	$ 16,140	$ 13,975	$ 13,243	$ 10,831	$ 10,000	$ 37,239